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                         SUPPLEMENT DATED JUNE 28, 2002
                         TO PROSPECTUS DATED MAY 1, 2002

                      IQ FLEXIBLE PREMIUM VARIABLE ANNUITY
                                    issued by
                        INTEGRITY LIFE INSURANCE COMPANY

THIS SUPPLEMENT PROVIDES INFORMATION REGARDING THE VAN KAMPEN LIFE UIT PORTFOLIOS THAT ARE CURRENTLY AVAILABLE UNDER THE CONTRACT. THIS SUPPLEMENT MODIFIES THE FOLLOWING INFORMATION IN THE PROSPECTUS UNDER THE HEADINGS INDICATED.

- "TABLE OF ANNUAL FEES AND EXPENSES" IN SECTION 1 - SUMMARY:

PORTFOLIO ANNUAL EXPENSES AFTER WAIVER/REIMBURSEMENT
(AS A PERCENTAGE OF NET ASSETS)

                                                                                 OTHER                    TOTAL ANNUAL
PORTFOLIO                                                   MANAGEMENT FEES    EXPENSES     12b-1 FEE       EXPENSES
---------                                                   ---------------    --------     ---------     ------------
Van Kampen UIT Bandwidth & Telecommunications                     .00%           3.51%        .00%           3.57%(14)
Van Kampen UIT Internet                                           .00%           4.96%        .00%           4.96%(14)

(14) These expenses are estimated based upon the accumulation unit value shown in the Van Kampen Life UIT Portfolio prospectus. Van Kampen Funds, Inc. has agreed if actual organizational costs and annual expenses exceed $0.10 per unit in any year, Van Kampen Funds, Inc. will voluntary pay any excess at its own expense. Please see the Van Kampen Life Portfolios prospectus for more detail.

-  "EXAMPLES" IN SECTION 1 - SUMMARY:

CUMULATIVE EXPENSES PER $1,000 INVESTMENT IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE PERIOD SHOWN:

                                                                  1 YEAR        3 YEARS       5 YEARS      10 YEARS
                                                                  ------        -------       -------      --------
Van Kampen UIT Bandwidth & Telecommunications                     $52.04        $155.61       $258.49       $512.76
Van Kampen UIT Internet                                           $66.28        $195.34       $319.85       $612.24

PLEASE NOTE THAT VAN KAMPEN HAS DETERMINED THAT IT WILL NOT RENEW ANY OF THE VAN KAMPEN LIFE UIT PORTFOLIOS WHEN THEY EXPIRE ON MAY 1, 2003.